SCHEDULE OF NET EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Income (Loss) to common shareholders (Numerator)			$ 46,279,525	$ (931,259)
Basic weighted average number of common shares outstanding (Denominator)	659,726,820	223,425,846	267,786,651	184,830,379	280,952,034	92,022,751
Diluted weighted average number of common shares outstanding (Denominator)	659,726,820	2,124,796,718	740,069,136	184,830,379	280,952,034	679,815,020
Income (Loss) to common shareholders (Numerator) (in Dollars)	$ (3,654,944)	$ 6,134,253	$ 47,114,733	$ (931,259)	$ (140,544,660)	$ 4,122,365
Income (Loss) to common shareholders (Numerator) (in Dollars)	$ 3,654,944	$ (6,134,253)	$ (47,114,733)	$ 931,259	$ 140,544,660	$ (4,122,365)